Cover	Nov. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 16, 2021
Entity File Number	001-34647
Entity Registrant Name	ZW Data Action Technologies Inc.
Entity Central Index Key	0001376321
Entity Tax Identification Number	20-4672080
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 1106, Xinghuo Keji Plaza, No. 2 Fufeng Road, Fengtai District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100070
Country Region	86
City Area Code	10
Local Phone Number	60846616
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	CNET
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false